Treasury Risk management - Disclosure of derivatives used for hedging (Details) - Commodity derivatives - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Treasury Risk Management
Hedging instrument, assets	€ 2
Hedging instrument, liabilities		€ 105
Trade and other receivables
Treasury Risk Management
Hedging instrument, assets	2
Hedging instrument, liabilities		105
Cash flow hedges
Treasury Risk Management
Hedging instrument, assets	2
Hedging instrument, liabilities		105
Cash flow hedges | Trade and other receivables
Treasury Risk Management
Hedging instrument, assets	€ 2
Hedging instrument, liabilities		€ 105